FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Carrying Amount and Fair Value of Financial Instruments
The carrying amount and fair value of financial instruments are shown below:

	June 30, 2025		December 31, 2024
AS OF US$ MILLIONS	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Available-for-sale fixed maturity securities	$56,222	$56,222	$53,802	$53,802
Equity securities	7,530	7,530	3,854	3,854
Mortgage loans on real estate, net of allowance	11,469	11,392	12,426	12,240
Private loans, net of allowance	6,752	6,767	5,204	5,320
Real estate partnerships(1)	2,295	2,295	1,487	1,487
Policy loans	257	257	276	276
Short-term investments(2)	4,454	4,454	4,400	4,400
Other invested assets:
Derivative assets	1,160	1,160	1,361	1,361
Separately managed accounts	61	61	71	71
Other(3)(4)	846	846	956	958
Cash and cash equivalents	13,091	13,091	12,243	12,243
Reinsurance funds withheld – embedded derivative	6	6	18	18
Other assets – market risk benefit assets	1,034	1,034	856	856
Separate account assets(5)	1,322	1,322	1,343	1,343
Total financial assets	$106,499	$106,437	$98,297	$98,229
Financial liabilities
Policyholders’ account balances – embedded derivative	$6,257	$6,257	$1,123	$1,123
Market risk benefits	4,227	4,227	3,655	3,655
Notes payable	200	200	189	189
Corporate and subsidiary borrowings	4,511	4,566	4,351	4,371
Funds withheld for reinsurance liabilities – embedded derivative	63	63	37	37
Other liabilities – derivative liabilities	169	169	27	27
Separate account liabilities(5)	1,322	1,322	1,343	1,343
Total financial liabilities	$16,749	$16,804	$10,725	$10,745
__________________________
(1)Represents financial assets that are fair valued in accordance with ASC 825.
(2)Balance includes $400 million of amounts loaned under reverse repurchase agreements as of June 30, 2025 (December 31, 2024 – $400 million). The fair value of the collateral received under these agreements was $1.0 billion as of June 30, 2025 (December 31, 2024 – $783 million).
(3)Balance includes $649 million of other invested assets not subject to the fair value hierarchy as of June 30, 2025 (December 31, 2024 – $637 million).
(4)Balance excludes $1.0 billion of derivative collaterals that are recorded as an offset to “Other invested assets” in the statements of financial position and are also not included in the fair value hierarchy as of June 30, 2025 (December 31, 2024 – $1.3 billion). Refer to “Derivative Exposure” section of Note 9 for details.
(5)Balance include $30 million of assets, and corresponding liabilities, that are not subject to the fair value hierarchy as of June 30, 2025 (December 31, 2024 – $31 million).

Schedule of Fair Value Hierarchy Measurements of Financial Instruments
The fair value hierarchy measurements of the assets and liabilities recorded at fair value are shown below:

AS OF JUN. 30, 2025 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities:
U.S. treasury and government	$365	$302	$63	$—
U.S. state and municipal	3,182	—	3,127	55
Foreign governments	1,889	—	1,889	—
Corporate debt securities	39,493	—	38,701	792
Residential mortgage-backed securities	1,196	—	1,177	19
Commercial mortgage-backed securities	3,877	—	3,839	38
Collateralized debt securities	6,220	—	2,867	3,353
Total available-for-sale fixed maturity securities	56,222	302	51,663	4,257
Equity securities:
Common stock	7,049	6,641	2	406
Preferred stock	481	20	23	438
Total equity securities	7,530	6,661	25	844
Investment real estate(1)	1,271	—	—	1,271
Real estate partnerships(1)(2)	2,329	—	—	2,329
Investment funds(1)(3)	141	—	—	141
Short-term investments	4,454	2,912	1,060	482
Other invested assets:
Derivative assets	1,160	—	972	188
Separately managed accounts	61	—	—	61
Other(2)	197	—	4	193
Cash and cash equivalents	13,091	13,091	—	—
Reinsurance funds withheld – embedded derivative	6	—	—	6
Premiums due and other receivables – derivative asset	22	—	22	—
Other assets – market risk benefit assets	1,034	—	—	1,034
Separate account assets	1,292	976	316	—
Total financial assets	$88,810	$23,942	$54,062	$10,806
Financial liabilities
Policyholders’ account balances – embedded derivative	$6,257	$—	$—	$6,257
Market risk benefits	4,227	—	—	4,227
Funds withheld for reinsurance liabilities – embedded derivative	63	—	—	63
Other liabilities – derivative liabilities	169	—	169	—
Separate account liabilities	1,292	976	316	—
Total financial liabilities	$12,008	$976	$485	$10,547
__________________________
(1)Balances include financial assets that are fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.
(2)$2.3 billion of real estate partnerships and $197 million of other invested assets are financial assets that are fair valued in accordance with ASC 825.
(3)Balance for investment funds excludes those measured at estimated fair value using NAV per share as a practical expedient. As of June 30, 2025, the estimated fair values of investment funds measured at NAV as a practical expedient were $375 million.

AS OF DEC. 31, 2024 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities:
U.S. treasury and government	$369	$310	$59	$—
U.S. state and municipal	3,289	—	3,233	56
Foreign governments	2,042	—	2,042	—
Corporate debt securities	37,380	—	34,696	2,684
Residential mortgage-backed securities	1,310	—	1,291	19
Commercial mortgage-backed securities	3,320	—	3,245	75
Collateralized debt securities	6,092	—	3,447	2,645
Total available-for-sale fixed maturity securities	53,802	310	48,013	5,479
Equity securities:
Common stock	3,412	2,858	2	552
Preferred stock	438	36	12	390
Private equity and other	4	—	—	4
Total equity securities	3,854	2,894	14	946
Investment real estate(1)	1,283	—	—	1,283
Real estate partnerships(1)(2)	1,529	—	—	1,529
Investment funds(1)(3)	124	—	—	124
Short-term investments	4,400	3,213	834	353
Other invested assets:
Derivative assets	1,361	—	1,138	223
Separately managed accounts	71	—	—	71
Other(2)	319	—	11	308
Cash and cash equivalents	12,243	12,243	—	—
Reinsurance funds withheld – embedded derivative	18	—	—	18
Premiums due and other receivables – derivative asset	22	—	22	—
Other assets – market risk benefit assets	856	—	—	856
Separate account assets	1,312	258	1,054	—
Total financial assets	$81,194	$18,918	$51,086	$11,190
Financial liabilities
Policyholders’ account balances – embedded derivative	$1,123	$—	$—	$1,123
Market risk benefits	3,655	—	—	3,655
Funds withheld for reinsurance liabilities – embedded derivative	37	—	—	37
Other liabilities – derivative liabilities	27	—	27	—
Separate account liabilities	1,312	258	1,054	—
Total financial liabilities	$6,154	$258	$1,081	$4,815
__________________________
(1)Balances include financial assets that are fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.
(2)$1.5 billion of real estate partnerships and $171 million of other invested assets are financial assets that are fair valued in accordance with ASC 825.
(3)Balance for investment funds excludes those measured at estimated fair value using NAV per share as a practical expedient. As of December 31, 2024, the estimated fair values of investment funds measured at NAV as a practical expedient were $380 million.
For financial assets and financial liabilities measured at fair value on a recurring basis using Level 3 inputs during the periods, reconciliations of the beginning and ending balances are shown below:

	Assets			Liabilities
FOR THE PERIOD ENDED JUN. 30, 2025 US$ MILLIONS	Invested assets(1)	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative	Funds withheld for reinsurance liabilities – embedded derivative
Balance as of January 1, 2025	$10,093	$223	$18	$(1,123)	$(37)
Fair value changes in net income	(32)	(38)	(10)	268	(18)
Fair value changes in other comprehensive income	20	—	—	—	—
Purchases	172	33	—	—	—
Sales	(45)	—	—	—	—
Settlements or maturities	(13)	(69)	—	—	—
Premiums less benefits	—	—	—	(93)	—
Transfers into Level 3	681	—	—	—	—
Transfers out of Level 3	(67)	—	—	—	—
Balance as of March 31, 2025	$10,809	$149	$8	$(948)	$(55)
Fair value changes in net income	26	66	(2)	(242)	(8)
Fair value changes in other comprehensive income	(11)	—	—	—	—
Purchases	1,214	34	—	—	—
Sales	(1,537)	—	—	—	—
Settlements or maturities	(138)	(61)	—	—	—
Premiums less benefits	—	—	—	(1)	—
Transfers into Level 3	239	—	—	(5,066)	—
Transfers out of Level 3	(1,024)	—	—	—	—
Balance as of June 30, 2025	$9,578	$188	$6	$(6,257)	$(63)

	Assets			Liabilities
FOR THE PERIOD ENDED JUN. 30, 2024 US$ MILLIONS	Invested assets(1)	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative	Funds withheld for reinsurance liabilities – embedded derivative
Balance as of January 1, 2024	$4,447	$227	$(46)	$(872)	$—
Fair value changes in net income	(5)	57	135	(38)	1
Fair value changes in other comprehensive income	8	—	—	—	—
Purchases	2,187	35	—	—	—
Sales	(2,056)	—	—	—	—
Settlements or maturities	(6)	(62)	—	—	—
Premiums less benefits	—	—	—	6	—
Balance as of March 31, 2024	$4,575	$257	$89	$(904)	$1
Acquisition from business combination	4,288	—	—	—	—
Derecognition(2)	—	—	(196)	—	—
Fair value changes in net income	162	24	141	(287)	(35)
Fair value changes in other comprehensive income	19	—	—	—	—
Purchases	1,234	39	—	—	—
Sales	(1,260)	—	—	—	—
Settlements or maturities	(3)	(66)	—	30	—
Premiums less benefits	—	—	—	(35)	—
Transfers into Level 3	64	—	—	—	—
Transfers out of Level 3	(58)	—	—	—	—
Balance as of June 30, 2024	$9,021	$254	$34	$(1,196)	$(34)
__________________________
(1)Include separately managed accounts.
(2)See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of reinsurance funds withheld.

Schedule of Carrying Value and Estimated Fair Value of Financial Instruments Not Recorded at Fair Value on a Recurring Basis
The carrying amount and estimated fair value of financial instruments not recorded at fair value are shown below. The table below excludes accrued investment income, which is recorded at amortized cost in the statements of financial position, as their carrying amounts approximate the fair values due to their short-term nature.

AS OF JUN. 30, 2025 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$11,469	$11,392	$—	$—	$11,392
Private loans, net of allowance	6,752	6,767	—	100	6,667
Policy loans	257	257	—	1	256
Deposit assets	5,821	5,703	—	—	5,703
Other invested assets, excluding derivatives and separately managed accounts	649	649	—	414	235
Total financial assets	$24,948	$24,768
Financial liabilities
Policyholders’ account balances – investment contracts, excluding embedded derivative	$78,057	$78,040	—	—	78,040
Corporate and subsidiary borrowings	4,511	4,566	—	—	4,566
Notes payable	200	200	—	—	200
Total financial liabilities	$82,768	$82,806

AS OF DEC. 31, 2024 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$12,426	$12,240	$—	$—	$12,240
Private loans, net of allowance	5,204	5,320	—	153	5,167
Policy loans	276	276	—	—	276
Deposit assets	6,165	6,026	—	—	6,026
Other invested assets, excluding derivatives and separately managed accounts	637	639	—	408	231
Total financial assets	$24,708	$24,501
Financial liabilities
Policyholders’ account balances – investment contracts, excluding embedded derivative	$79,383	$79,383	—	—	79,383
Corporate and subsidiary borrowings	4,351	4,371	—	—	4,371
Notes payable	189	189	—	—	189
Total financial liabilities	$83,923	$83,943